Geographic Information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	$ 2,787	$ 2,081
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	685	751
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	1,490	1,036
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	287	181
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	$ 325	$ 113